As filed with the Securities and Exchange Commission on November 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 4.0%
43,000	JPMorgan Chase & Co.	$2,621,710

Bank (Processing): 3.2%
31,300	State Street Corp.	2,103,673

Bank (Regional): 3.2%
59,500	BB&T Corp.	2,118,200

Bank (Super Regional): 4.0%
51,000	Wells Fargo & Co.	2,618,850

Beverages: 2.3%
16,100	PepsiCo, Inc.	1,518,230

Biotechnology: 3.0%
20,000	Gilead Sciences, Inc.	1,963,800

Broadcasting/Cable Television: 2.7%
40,700	Viacom, Inc.	1,756,205

Chemicals: 1.4%
3,780	Chemours Co.	24,456
18,900	EI du Pont de Nemours & Co.	910,980
		935,436
Computer and Peripherals: 2.6%
66,000	Hewlett-Packard Co.	1,690,260

Computer Software and Services: 6.6%
60,400	Microsoft Corp.	2,673,304
87,000	Symantec Corp.	1,693,890
		4,367,194
Diversified Operations: 3.2%
50,000	Johnson Controls, Inc.	2,068,000

Drug (Generic): 3.4%
39,000	Teva Pharmaceutical Industries, Ltd. - ADR	2,201,940

Drug Store: 2.3%
15,600	CVS Health	1,505,088

Electrical Component: 3.6%
40,000	TE Connectivity Ltd.	2,395,600

Financial Services: 5.7%
22,000	American Express Co.	1,630,860
29,200	Capital One Financial Corp.	2,117,584
		3,748,444
Household Products: 3.3%
30,000	The Procter & Gamble Co.	2,158,200

Insurance (Diversified): 4.6%
7,000	Ace Ltd.	723,800
49,400	MetLife, Inc.	2,329,210
		3,053,010
Machinery: 2.3%
23,400	Caterpillar, Inc.	1,529,424

Manufacturing - Miscellaneous: 3.3%
42,000	Eaton Corp Plc	2,154,600

Medical Supplies: 5.7%
19,600	Johnson & Johnson	1,829,660
20,600	Zimmer Biomet Holdings, Inc.	1,934,958
		3,764,618
Motorcycles/Motor Scooter: 0.7%
8,500	Harley Davidson, Inc.	466,650

Oil & Gas Services: 3.1%
29,800	Schlumberger Ltd.	2,055,306

Oil/Gas (Domestic): 2.6%
10,960	California Resources Corp.	28,496
46,000	Devon Energy Corp.	1,706,140
		1,734,636
Petroleum (Integrated): 2.6%
21,500	Chevron Corp.	1,695,920

Petroleum (Producing): 5.0%
30,700	ConocoPhillips	1,472,372
27,900	Occidental Petroleum Corp.	1,845,585
		3,317,957
Precision Instruments: 2.6%
14,200	Thermo Fisher Scientific, Inc.	1,736,376

Restaurants: 3.0%
20,100	McDonald's Corp.	1,980,453

Securities Brokerage: 3.3%
57,000	Morgan Stanley	1,795,500
12,500	The Charles Schwab Corp.	357,000
		2,152,500
Telecommunications (Equipment): 6.6%
83,000	Cisco Systems, Inc.	2,178,750
40,400	QUALCOMM, Inc.	2,170,692
		4,349,442

TOTAL COMMON STOCKS (Cost $54,669,964)		$65,761,722

SHORT-TERM INVESTMENTS - 0.1%
82,843	Fidelity Institutional Money Market Portfolio	82,843

TOTAL SHORT-TERM INVESTMENTS (Cost $82,843)		$82,843

TOTAL INVESTMENTS (Cost $54,752,807): 100.0%		65,844,565
Other Assets in Excess of Liabilities: 0.0%		29,237
TOTAL NET ASSETS: 100.0%		$65,873,802

ADR - American Depository Receipt

The cost basis of investment for federal income tax purposes at September 30, 2015, was as follows+:

Cost of investments		$54,752,807
Gross unrealized appreciation		14,903,864
Gross unrealized depreciation		(3,812,106)
Net unrealized appreciation		$11,091,758

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2015:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$65,761,722	$-	$-	$65,761,722
Total Equity	$65,761,722	$-	$-	$65,761,722
Short-Term Investments	$82,843	$-	$-	$82,843
Total Investments in Securities	$65,844,565	$-	$-	$65,844,565

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc

By  /s/ David A. Katz
            David A. Katz, President and Treasurer

Date  November 18, 2015
 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
  David A. Katz, President and Treasurer

Date  November 18, 2015